Additional Capital Disclosures - Group Liquidity (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 EUR (€)
Group Liquidity
Cash and cash equivalents	$ 4,822			€ 3,411	€ 4,011	$ 4,451	€ 3,702	€ 3,328
Change in cash and cash equivalents over prior period	$ 371	€ 309	€ 291	€ 83
Current investments					774		971
Change in current investments over prior period		(196)
Group liquidity					4,785		4,673
Change in group liquidity over prior period		112
Current financial debt					(1,299)		(1,435)
Change in current financial debt over prior period		136
Net liquidity 1					3,486		3,238
Change in net liquidity 1 over prior period		248
Non-current financial debt					(4,965)		(6,390)
Change in non-current financial debt over prior period		1,425
Net liquidity 2					€ (1,479)		€ (3,153)
Change in net liquidity 2 over prior period		€ 1,673